Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 5,453,241	$ 3,122,324	$ 6,294,667
Selling expense
Selling expense	2,481,130	948,565	979,097
Related Party Revenue [Member]
Revenues
Revenues	612,863		1,025,937
Cost of revenues
Cost of revenues	147,298		2,546
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Revenues
Revenues	612,863		1,025,937
Cost of revenues
Cost of revenues	147,298
Interest income
Interest income			4,767
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.[Member]
Cost of revenues
Cost of revenues			1,289
Selling expense
Selling expense			1,302
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd. [Member]
Cost of revenues
Cost of revenues			$ 1,257